September 30, 2022

WESTWOOD QUALITY VALUE FUND

TICKER SYMBOL: WWLAX

WESTWOOD INCOME OPPORTUNITY FUND

TICKER SYMBOL: WWIAX

A CLASS SHARES

Each A Series of Ultimus Managers Trust

Supplement to the Prospectus and Summary Prospectus

dated February 28, 2022, as supplemented March 25, 2022

This supplement updates certain information in the Prospectus and Summary Prospectus for the A Class Shares of the Westwood Quality Value Fund (the “Quality Value Fund”) and the Westwood Income Opportunity Fund (the “Income Opportunity Fund”) (collectively, the “Funds”), each a series of the Ultimus Managers Trust (the “Trust”), as set forth below. For more information or to obtain a copy of each Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944). The changes made by this supplement are effective as of November 30, 2022.

The following changes are made in the Prospectus and the Summary Prospectus for the Quality Value Fund.

The following replaces, in its entirety, the table entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” beginning on page 1 of the Prospectus and beginning on page 2 of the Summary Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

A Class Shares
Management Fees[1]	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses[2]	0.08%
Total Annual Fund Operating Expenses	0.83%
Less Fee Reductions and/or Expense Reimbursements[3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.80%
[1]	The expense information in this table has been restated to reflect the reduction in the management fees, effective November 30, 2022.
[2]	“Other Expenses reflect estimated amounts for the current fiscal year as a result of the reorganization of the Westwood Quality Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), into the Fund on November 1, 2021.
[3]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and
1

expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.55% of the Fund’s A Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$379	$551	$741	$1,289

The following changes are made in the Prospectus and the Summary Prospectus for the Income Opportunity Fund.

The following replaces, in its entirety, the table entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” beginning on page 25 of the Prospectus and beginning on page 2 of the Summary Prospectus for the Income Opportunity Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

A Class Shares
Management Fees[1]	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses[2]	0.08%
Total Annual Fund Operating Expenses	0.98%
Less Fee Reductions and/or Expense Reimbursements[3]	(0.00)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	0.98%
[1]	The expense information in this table has been restated to reflect the reduction in the management fees, effective November 30, 2022.
[2]	“Other Expenses” reflect estimated amounts for the current fiscal year as a result of the reorganization of the Westwood Income Opportunity Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), into the Fund on November 1, 2021.
[3]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage
2

commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.74% of the Fund’s A Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

3	Prior to April 22, 2021, the expense cap was 1.15%. Therefore, “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights.

The following replaces, in its entirety, the section entitled “Example” on page 26 of the Prospectus and page 3 of the Summary Prospectus:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$397	$603	$825	$1,465

The following replaces, in its entirety, the third paragraph of the section entitled “Investment Adviser” beginning on page 74 of the Funds’ Prospectus:

For its services to the Value Fund, SmallCap Fund and Income Opportunity Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the applicable Fund, as set forth in the table below.

Westwood Quality Value Fund	0.50%
Westwood Quality SmallCap Fund	0.85%
Westwood Income Opportunity Fund	0.65%

The following replaces, in its entirety, the ninth paragraph of the section entitled “Investment Adviser” on page 76 of the Funds’ Prospectus:

3

The Adviser has contractually agreed to reduce its fees and reimburse expenses of the A Class Shares of the Value Fund, SmallCap Fund and Income Opportunity Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the table below, as a percentage of the average daily net assets of the A Class Shares of the applicable Fund.

Westwood Quality Value Fund	0.55%
Westwood Quality SmallCap Fund	0.79%
Westwood Income Opportunity Fund	0.74%

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.